ANGEL OAK TOTAL RETURN ETF (the “Fund”)

a series of Angel Oak Funds Trust (the “Trust”)

Supplement to the
Summary Prospectus and Prospectus, each dated October 3, 2025

December 8, 2025

At a recent meeting, the Board of Trustees of the Trust approved an Investment Subadvisory Agreement between Angel Oak Capital Advisors, LLC (the “Adviser”) and Brookfield Public Securities Group LLC (the “Subadviser”) with respect to the Fund to be effective upon the effectiveness of a new prospectus (the “New Prospectus”) reflecting the changes described in this supplement, which will replace the Fund’s current prospectus (the “Effective Date”), subject to approval by shareholders of the Fund. If approved by the Fund’s shareholders, the Subadviser will serve as subadviser to a portion of the Fund’s portfolio that is allocated to corporate debt.

Please note that the New Prospectus reflecting the changes to the Fund is not yet effective and the information in this Supplement may be changed at any time prior to the Effective Date.

Accordingly, if the appointment of the Subadviser is approved by Fund shareholders, as of the Effective Date, the following changes are made to the Summary Prospectus and Prospectus:

The following is added as the twelfth paragraph of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus:

Brookfield Public Securities Group LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing a portion of the Fund’s portfolio that is allocated to corporate debt.

Brookfield Public Securities Group LLC is added as Investment Subadviser in the section entitled “Portfolio Management” of the Summary Prospectus and Prospectus.

More detailed information about the Investment Subadvisory Agreement and the Subadviser will be provided in a forthcoming consent solicitation statement, which will be sent to shareholders of record as of the close of business on December 8, 2025. This Supplement is not soliciting shareholder consent, which can only be done by means of a consent solicitation statement.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.